SELLING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
SELLING EXPENSES
Schedule of selling expenses

in € thousand	2025	2024	2023
Personnel expenses	(8,938)	(8,720)	(8,295)
Legal and consulting fees	(449)	(528)	(834)
Sales Commission	(462)	(1,309)	(241)
Distribution related external administration	(741)	(747)	(1,537)
Advertisement	(595)	(678)	(649)
Other expenses	(813)	(913)	(1,021)
Total selling expenses	(11,999)	(12,895)	(12,577)